Document and Entity Information	Jul. 29, 2021
Cover [Abstract]
Entity Registrant Name	MISONIX INC
Amendment Flag	false
Entity Central Index Key	0000880432
Document Type	8-K
Document Period End Date	Jul. 29, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-10986
Entity Tax Identification Number	84-1856018
Entity Address, Address Line One	1938 New Highway
Entity Address, City or Town	Farmingdale
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11735
City Area Code	(631)
Local Phone Number	694-9555
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Shares, $0.0001 par value
Trading Symbol	MSON
Security Exchange Name	NASDAQ